Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 6, 2025 to the current Summary
Prospectuses and Prospectuses dated November 1, 2024, as supplemented
As part of the annual review process, effective February 1, 2025, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2025 Fund

Target Allocations[1]
Fixed Income	53.40%
U.S. Fixed Income	40.87%
Inflation Managed	4.50%
High Yield Fixed Income	6.31%
Emerging Markets Debt	1.72%

Equity	42.60%
U.S. Large Cap Equity	22.53%
U.S. Mid Cap Equity	2.98%
U.S. Small Cap Equity	1.65%
REITs	0.85%
International Equity	10.65%
Emerging Markets Equity	3.94%

Money Market/Cash and Cash Equivalents	4.00%
Money Market/Cash and Cash Equivalents	4.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2030 Fund

Target Allocations[1]
Equity	55.60%
U.S. Large Cap Equity	29.43%
U.S. Mid Cap Equity	3.88%
U.S. Small Cap Equity	2.14%
REITs	1.10%
International Equity	13.91%
Emerging Markets Equity	5.14%

Fixed Income	44.40%
U.S. Fixed Income	36.21%
Inflation Managed	2.00%
High Yield Fixed Income	4.87%
Emerging Markets Debt	1.32%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2035 Fund

Target Allocations[1]
Equity	68.20%
U.S. Large Cap Equity	36.09%
U.S. Mid Cap Equity	4.76%
U.S. Small Cap Equity	2.59%
REITs	1.35%
International Equity	17.10%
Emerging Markets Equity	6.31%

Fixed Income	31.80%
U.S. Fixed Income	27.35%
Inflation Managed	0.00%
High Yield Fixed Income	3.51%
Emerging Markets Debt	0.94%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2040 Fund

Target Allocations[1]
Equity	78.60%
U.S. Large Cap Equity	41.51%
U.S. Mid Cap Equity	5.51%
U.S. Small Cap Equity	3.01%
REITs	1.58%
International Equity	19.70%
Emerging Markets Equity	7.29%

Fixed Income	21.40%
U.S. Fixed Income	18.38%
Inflation Managed	0.00%
High Yield Fixed Income	2.37%
Emerging Markets Debt	0.65%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2045 Fund

Target Allocations[1]
Equity	86.40%
U.S. Large Cap Equity	45.69%
U.S. Mid Cap Equity	6.05%
U.S. Small Cap Equity	3.30%
REITs	1.73%
International Equity	21.65%
Emerging Markets Equity	7.98%

Fixed Income	13.60%
U.S. Fixed Income	11.69%
Inflation Managed	0.00%
High Yield Fixed Income	1.50%
Emerging Markets Debt	0.41%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® 2025 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 6, 2025 to the current Summary
Prospectuses and Prospectuses dated November 1, 2024, as supplemented
As part of the annual review process, effective February 1, 2025, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2025 Fund

Target Allocations[1]
Fixed Income	53.40%
U.S. Fixed Income	40.87%
Inflation Managed	4.50%
High Yield Fixed Income	6.31%
Emerging Markets Debt	1.72%

Equity	42.60%
U.S. Large Cap Equity	22.53%
U.S. Mid Cap Equity	2.98%
U.S. Small Cap Equity	1.65%
REITs	0.85%
International Equity	10.65%
Emerging Markets Equity	3.94%

Money Market/Cash and Cash Equivalents	4.00%
Money Market/Cash and Cash Equivalents	4.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® 2030 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 6, 2025 to the current Summary
Prospectuses and Prospectuses dated November 1, 2024, as supplemented
As part of the annual review process, effective February 1, 2025, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2030 Fund

Target Allocations[1]
Equity	55.60%
U.S. Large Cap Equity	29.43%
U.S. Mid Cap Equity	3.88%
U.S. Small Cap Equity	2.14%
REITs	1.10%
International Equity	13.91%
Emerging Markets Equity	5.14%

Fixed Income	44.40%
U.S. Fixed Income	36.21%
Inflation Managed	2.00%
High Yield Fixed Income	4.87%
Emerging Markets Debt	1.32%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® 2035 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 6, 2025 to the current Summary
Prospectuses and Prospectuses dated November 1, 2024, as supplemented
As part of the annual review process, effective February 1, 2025, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2035 Fund

Target Allocations[1]
Equity	68.20%
U.S. Large Cap Equity	36.09%
U.S. Mid Cap Equity	4.76%
U.S. Small Cap Equity	2.59%
REITs	1.35%
International Equity	17.10%
Emerging Markets Equity	6.31%

Fixed Income	31.80%
U.S. Fixed Income	27.35%
Inflation Managed	0.00%
High Yield Fixed Income	3.51%
Emerging Markets Debt	0.94%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® 2040 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 6, 2025 to the current Summary
Prospectuses and Prospectuses dated November 1, 2024, as supplemented
As part of the annual review process, effective February 1, 2025, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2040 Fund

Target Allocations[1]
Equity	78.60%
U.S. Large Cap Equity	41.51%
U.S. Mid Cap Equity	5.51%
U.S. Small Cap Equity	3.01%
REITs	1.58%
International Equity	19.70%
Emerging Markets Equity	7.29%

Fixed Income	21.40%
U.S. Fixed Income	18.38%
Inflation Managed	0.00%
High Yield Fixed Income	2.37%
Emerging Markets Debt	0.65%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® 2045 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 6, 2025 to the current Summary
Prospectuses and Prospectuses dated November 1, 2024, as supplemented
As part of the annual review process, effective February 1, 2025, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2045 Fund

Target Allocations[1]
Equity	86.40%
U.S. Large Cap Equity	45.69%
U.S. Mid Cap Equity	6.05%
U.S. Small Cap Equity	3.30%
REITs	1.73%
International Equity	21.65%
Emerging Markets Equity	7.98%

Fixed Income	13.60%
U.S. Fixed Income	11.69%
Inflation Managed	0.00%
High Yield Fixed Income	1.50%
Emerging Markets Debt	0.41%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.